Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Aug. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with SEC rules, we provide the following disclosure regarding executive compensation and Company performance for the fiscal years listed below. The HR Committee did not consider this pay versus performance disclosure or the “compensation actually paid” amounts below in making its pay decisions for any of the fiscal years shown.

					Average Summary Compensation	Average	Value of Initial Fixed $100 Investment (3)
Year	Summary Compensation Table Total for Dr. Sutaria ($) (1)	Summary Compensation Table Total for Mr. Rittenmeyer ($) (1)	Compensation Actually Paid to Dr. Sutaria ($) (1)(2)	Compensation Actually Paid to Mr. Rittenmeyer ($) (1)(2)	Table Total for Non-PEO NEOs ($) (1)	Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)	Company TSR ($)	Peer Group TSR ($)	Net Income ($MM) (4)	Adjusted EBITDA ($MM) (5)

2024	24,661,553	—	88,894,676	—	4,764,010	11,098,143	331.92	146.87	4,064	3,995

2023	18,518,109	—	63,876,884	—	4,661,937	9,805,274	198.71	143.18	1,311	3,541

2022	11,047,128	—	(9,106,588)	—	6,921,122	1,325,894	128.29	140.29	1,001	3,469

2021	21,153,672	18,666,160	50,394,322	34,148,681	4,786,880	11,458,403	214.80	143.09	1,476	3,483

2020	—	16,675,529	—	16,079,648	4,996,930	5,700,379	105.00	113.45	768	3,146

(1)
Ron Rittenmeyer served as our principal executive officer (PEO) during 2020 and 2021 until he was succeeded by
Dr. Sutaria
on September 1, 2021, who served as our PEO for the remainder of 2021 and for 2022 through 2024. The
Non-PEO
NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2024, Messrs. Park and Arnst and Mses. Arbour and Foo; (ii) for fiscal 2023, Mr. Arnst, Mses. Arbour and Foo and Dan Cancelmi, our former Executive Vice President and Chief Financial Officer; (iii) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mses. Arbour and Foo; (iv) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel; and (v) for fiscal 2020, Dr. Sutaria, Mr. Cancelmi, Mses. Andrews and Arbour, and Sandi Karrmann, our former Executive Vice President and Chief Human Resources Officer.

(2)
The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect the total compensation actually realized or re cei
ved by the Company’s NEOs. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid	Dr. Sutaria 2024	Average Non- PEO NEOs 2024

Summary Compensation Table Total	24,661,553	4,764,010

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(15,113,929)	(2,067,851)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	38,216,831	5,307,928

Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	37,711,149	2,739,111

Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	3,419,072	354,945

Compensation Actually Paid	88,894,676	11,098,143

(3)
Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2019 through the end of the listed fiscal year, in either the Company’s common stock or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.

(4)	Reflects the Company’s net income, as reported in the Company’s Annual Report on Form 10-K for each of Fiscal Years 2024, 2023, 2022, 2021 and 2020.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other NEOs in 2024, consistent with 2023. This performance measure may not have been the most important financial performance measure for prior fiscal years, and we may determine a different financial performance measure to be the most important measure in future years. Adjusted EBITDA, a non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
for each of Fiscal Years 2024, 2023, 2022, 2021 and 2020.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Ron Rittenmeyer served as our principal executive officer (PEO) during 2020 and 2021 until he was succeeded by
Dr. Sutaria
on September 1, 2021, who served as our PEO for the remainder of 2021 and for 2022 through 2024. The
Non-PEO
			NEOs for whom the average compensation is presented in this table are: (i) for fiscal 2024, Messrs. Park and Arnst and Mses. Arbour and Foo; (ii) for fiscal 2023, Mr. Arnst, Mses. Arbour and Foo and Dan Cancelmi, our former Executive Vice President and Chief Financial Officer; (iii) for fiscal 2022, Messrs. Rittenmeyer, Cancelmi and Arnst and Mses. Arbour and Foo; (iv) for fiscal 2021, Messrs. Cancelmi and Arnst, Ms. Arbour and Audrey Andrews, our former Executive Vice President and General Counsel; and (v) for fiscal 2020, Dr. Sutaria, Mr. Cancelmi, Mses. Andrews and Arbour, and Sandi Karrmann, our former Executive Vice President and Chief Human Resources Officer.
Peer Group Issuers, Footnote	Amounts in these columns assume $100 was invested for the cumulative period from December 31, 2019 through the end of the listed fiscal year, in either the Company’s common stock or the S&P 500 Health Care Index (the Company’s peer group), as applicable, and reinvestment of the pre-tax
			value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid	Dr. Sutaria 2024	Average Non- PEO NEOs 2024

Summary Compensation Table Total	24,661,553	4,764,010

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(15,113,929)	(2,067,851)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	38,216,831	5,307,928

Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	37,711,149	2,739,111

Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	3,419,072	354,945

Compensation Actually Paid	88,894,676	11,098,143

Non-PEO NEO Average Total Compensation Amount			$ 4,764,010	$ 4,661,937	$ 6,921,122	$ 4,786,880	$ 4,996,930
Non-PEO NEO Average Compensation Actually Paid Amount			$ 11,098,143	9,805,274	1,325,894	11,458,403	5,700,379
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid	Dr. Sutaria 2024	Average Non- PEO NEOs 2024

Summary Compensation Table Total	24,661,553	4,764,010

Less, value of Stock Awards and Option Awards reported in Summary Compensation Table	(15,113,929)	(2,067,851)

Plus, year-end fair value of outstanding and unvested equity awards granted in the year	38,216,831	5,307,928

Plus (less), year-over-year change in fair value of outstanding and unvested equity awards granted in prior years	37,711,149	2,739,111

Plus (less), change in fair value from prior year-end to vesting date of equity awards granted in prior years that vested in the year	3,419,072	354,945

Compensation Actually Paid	88,894,676	11,098,143

Compensation Actually Paid vs. Total Shareholder Return			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Compensation Actually Paid vs. Net Income			Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid vs Adjusted EBITDA
Total Shareholder Return Vs Peer Group			Company vs Peer Group TSR and Compensation Actually Paid vs Company TSR
Tabular List, Table
Financial Performance Measures
The following list presents the financial performance measures that the Company has determined represent the most important in linking “Compensation Actually Paid” to our PEO and the other NEOs for 2024 to Company performance. These measures are not ranked.

•	Adjusted EBITDA;

•	Adjusted Free Cash Flow less cash distributions paid to noncontrolling interests as reflected on the Company’s consolidated statements of cash flows; and

•	Adjusted EPS.

Total Shareholder Return Amount			$ 331.92	198.71	128.29	214.8	105
Peer Group Total Shareholder Return Amount			146.87	143.18	140.29	143.09	113.45
Net Income (Loss)			$ 4,064,000,000	$ 1,311,000,000	$ 1,001,000,000	$ 1,476,000,000	$ 768,000,000
Company Selected Measure Amount			3,995,000,000	3,541,000,000	3,469,000,000	3,483,000,000	3,146,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, a
non-GAAP
measure, is defined in Appendix A, and reconciliations of this non-GAAP
financial measure to the most directly comparable GAAP measure may be found in the Company’s Annual Report on Form
10-K
			for each of Fiscal Years 2024, 2023, 2022, 2021 and 2020.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow less cash distributions paid to noncontrolling interests as reflected on the Company’s consolidated statements of cash flows
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EPS
Dr. Sutaria [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 24,661,553	$ 18,518,109	$ 11,047,128	$ 21,153,672
PEO Actually Paid Compensation Amount			$ 88,894,676	$ 63,876,884	$ (9,106,588)	50,394,322
PEO Name	Dr. Sutaria		Dr. Sutaria	Dr. Sutaria	Dr. Sutaria
Mr. Rittenmeyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						18,666,160	$ 16,675,529
PEO Actually Paid Compensation Amount						$ 34,148,681	$ 16,079,648
PEO Name		Ron Rittenmeyer					Ron Rittenmeyer
PEO | Dr. Sutaria [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (15,113,929)
PEO | Dr. Sutaria [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			38,216,831
PEO | Dr. Sutaria [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			37,711,149
PEO | Dr. Sutaria [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,419,072
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,067,851)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,307,928
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,739,111
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 354,945